Aberdeen Investment Funds

(the “Trust”)

Aberdeen Total Return Bond Fund

(the “Fund”)

Supplement dated August 31, 2021 to the Fund’s

Statutory Prospectus, dated February 26, 2021, as supplemented to date (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for the Fund, a series of the Trust, dated February 26, 2021.

Effective August 31, 2021, the Fund will be closed to new shareholders.

The following replaces the Portfolio Managers table for the Fund in the section entitled, “Summary — Aberdeen Total Return Bond Fund — Portfolio Managers” on page 17 of the Prospectus:

Name	Title	Served on the Fund Since
Erlend Lochen	Head of North American Fixed Income and Global High Yield	2021
Bill Bellinzoni, CFA®	Head of US Investment Grade Research	2021
Oliver Chambers	Investment Director	2021

The following replaces the information for the Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 50 of the Prospectus:

Portfolio Managers	Funds

Erlend Lochen, Head of North American Fixed Income and Global High Yield

Erlend Lochen is Head of North American Fixed Income and Global High Yield at Aberdeen Standard Investments. Erlend joined Standard Life Investments in 2001 as a Credit Analyst. In 2004, he became the joint fund manager of the Higher Income Fund (Pan European high yield). Erlend relocated to Boston in 2009 and was appointed head of US credit and Global High Yield. Prior to Standard Life Investments, Erlend worked with a number of companies, including Skandinaviska Enskilda Banken, Barclays Capital and Merrill Lynch. Erlend earned an MSc in industrial Engineering from the Norwegian Institute of Technology.

Aberdeen Total Return Bond Fund Aberdeen Global High Income Fund

Bill Bellinzoni, CFA®, Head of US Investment Grade Research

Bill Bellinzoni is Head of US Investment Grade Research and a member of the North American Fixed Income team at Aberdeen Standard Investments. Bill joined Aberdeen in 2006 from Deutsche Asset Management, where he worked for six years serving as a portfolio analyst for high yield and stable value portfolios. Prior to that, Bill worked for JPMorgan as an internal consultant focusing on process re-engineering in the financial and information technology groups. Bill graduated with a BBA from the University of Delaware. Bill is a CFA Charterholder.

Aberdeen Total Return Bond Fund

Oliver Chambers, Investment Director

Oliver Chambers is an Investment Director on the North American Fixed Income team at Aberdeen Standard Investments. Oliver joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Previously, Oliver worked for The Bank of New York where he was a senior custody administrator. Oliver graduated with a BS from Elmhurst College and an MS in Finance from DePaul University.

Aberdeen Total Return Bond Fund

Please retain this Supplement for future reference.

Aberdeen Investment Funds

(the “Trust”)

Aberdeen Total Return Bond Fund

(the “Fund”)

Supplement dated August 31, 2021 to the Fund’s

Statement of Additional Information, dated February 26, 2021, as supplemented to date (“SAI”)

This Supplement updates certain information contained in the SAI for the Fund, a series of the Trust, dated February 26, 2021.

Effective August 31, 2021, the Fund will be closed to new shareholders.

All references to Lynn Chen, Svetlin Krastev, and Michael Waggaman are deleted from the SAI.

The following is added to the table reflecting each portfolio manager’s ownership of shares of the Fund he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 128 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Erlend Lochen*	Total Return Bond Fund	None
Bill Bellinzoni*	Total Return Bond Fund	None
Oliver Chambers*	Total Return Bond Fund	None

* The information for Erlend Lochen, Bill Bellinzoni, and Oliver Chambers with respect to the Total Return Bond Fund is as of July 31, 2021.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2020)
Bill Bellinzoni* Total Return Bond Fund	Registered Investment Companies: 3 accounts, $1,594.28 total assets Other Pooled Investment Vehicles: 2 accounts, $109.65 total assets Other Accounts: 8 accounts, $1,267.08 total assets
Oliver Chambers* Total Return Bond Fund	Registered Investment Companies: 3 accounts, $1,594.28 total assets Other Pooled Investment Vehicles: 2 accounts, $109.65 total assets Other Accounts: 8 accounts, $1,267.08 total assets

* The information for Bill Bellinzoni and Oliver Chambers with respect to the Total Return Bond Fund is as of March 31, 2021.

The following replaces the number of other accounts managed by Erlend Lochen in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2020)
Erlend Lochen* Total Return Bond Fund Global High Income Fund	Registered Investment Companies: 4 accounts, $1,122.27 total assets Other Pooled Investment Vehicles: 6 accounts, $1,544.76 total assets Other Accounts: 10 accounts, $3,950.94 total assets

* The information for Erlend Lochen with respect to the Total Return Bond Fund and Global High Income Fund is as of March 31, 2021.

Please retain this Supplement for future reference.